Forward Share Purchase Liability (Details) - Schedule of share purchase liability Black-Scholes model - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Purchase Liability Black Scholes Model [Abstract]
Fair value of FSP liability as of November 14, 2022	$ 8,099,313	$ 13,573,788
Change in fair value	5,392,293	(680)		$ (8,952)
Fair value of FSP liability as of December 31, 2022	$ 13,491,606	$ 13,491,606		$ 13,491,606